Inventories (Tables)	6 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventory
	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Raw materials	9,522	6,794
Work in progress	1,558	5,078
Finished goods	10,866	11,612
Total inventory, gross	21,946	23,484
Inventory reserve	(10,920)	(10,914)
Total inventory, net	11,026	12,570

Schedule of Inventory Reserve	As a result of such analysis, the movement of inventory reserve was as follows:
	Six months ended September 30,	Six months ended September 30,
	2023	2024
	RMB	RMB
Balance at beginning of year	10,233	11,026
Additional charge (written off), net	688	-
Foreign currency translation difference	(1)	(112)
Balance at the end of year	10,920	10,914